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                      MERRILL LYNCH LIFE INSURANCE COMPANY

  MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE     MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
                   ACCOUNT A                                        ACCOUNT C
        SUPPLEMENT DATED AUGUST 31, 2007                 SUPPLEMENT DATED AUGUST 31, 2007
                     TO THE                                           TO THE
                PROSPECTUSES FOR                                  PROSPECTUS FOR
     RETIREMENT POWER  (DATED MAY 1, 2006)             CONSULTS ANNUITY (DATED MAY 1, 2007)
              RETIREMENT OPTIMIZER
              (DATED MAY 1, 2004)                  MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
       INVESTOR CHOICE (INVESTOR SERIES)                            ACCOUNT D
              (DATED MAY 1, 2007)                        SUPPLEMENT DATED AUGUST 31, 2007
      RETIREMENT PLUS (DATED MAY 1, 2007)                             TO THE
                                                                 PROSPECTUSES FOR
      MERRILL LYNCH LIFE VARIABLE ANNUITY                  INVESTOR CHOICE (IRA SERIES)
               SEPARATE ACCOUNT B                              (DATED MAY 1, 2007)
        SUPPLEMENT DATED AUGUST 31, 2007                 IRA ANNUITY (DATED MAY 1, 2007)
                     TO THE
                 PROSPECTUS FOR                    MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE
      RETIREMENT PLUS (DATED MAY 1, 2007)                            ACCOUNT
                                                         SUPPLEMENT DATED AUGUST 31, 2007
                                                                      TO THE
                                                                  PROSPECTUS FOR
                                                        PORTFOLIO PLUS (DATED MAY 1, 2002)

This supplement describes a change regarding the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company. Please retain this supplement with your Prospectus for future reference.

AEGON USA, Inc. signed an agreement on August 13, 2007 to acquire Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. The transaction is expected to close before the end of the fourth quarter of 2007, subject to customary regulatory approvals and closing conditions. AEGON USA, Inc. is an Iowa corporation that is engaged in the business of providing life insurance and annuity products.

                                   *   *   *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.



784567-0807